Note 24 - Financial Instruments - Financial Assets and Liabilities Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity securities	$ 11,705	$ 3,781
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration, Liability, Total	154,671	$ 115,643	$ 84,993
Fair Value, Recurring [Member]
Cash equivalents	3,942
Equity securities	11,917
Debt securities	8,381
Mortgage derivative assets	10,813
Warehouse receivables	174,717
Total assets	448,606
Mortgage derivative liability	1,564
Interest rate swap liability	2,975
Business Combination, Contingent Consideration, Liability, Total	154,671
Total liabilities	159,210
Fair Value, Recurring [Member] | Deferred Purchase Price on AR Facility [Member]
Deferred Purchase Price on AR Facility	238,836
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Cash equivalents	3,942
Equity securities	11,760
Debt securities	0
Mortgage derivative assets	0
Warehouse receivables	0
Total assets	15,702
Mortgage derivative liability	0
Interest rate swap liability	0
Business Combination, Contingent Consideration, Liability, Total	0
Total liabilities	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Deferred Purchase Price on AR Facility [Member]
Deferred Purchase Price on AR Facility	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Cash equivalents	0
Equity securities	157
Debt securities	8,381
Mortgage derivative assets	10,813
Warehouse receivables	174,717
Total assets	194,068
Mortgage derivative liability	1,564
Interest rate swap liability	2,975
Business Combination, Contingent Consideration, Liability, Total	0
Total liabilities	4,539
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Deferred Purchase Price on AR Facility [Member]
Deferred Purchase Price on AR Facility	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Cash equivalents	0
Equity securities	0
Debt securities	0
Mortgage derivative assets	0
Warehouse receivables	0
Total assets	238,836
Mortgage derivative liability	0
Interest rate swap liability	0
Business Combination, Contingent Consideration, Liability, Total	154,671
Total liabilities	154,671
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Deferred Purchase Price on AR Facility [Member]
Deferred Purchase Price on AR Facility	$ 238,836